CASH AND RESTRICTED CASH	3 Months Ended
Mar. 31, 2024
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

NOTE 5 – CASH AND RESTRICTED CASH

Reconciliation of cash and restricted cash as shown in the condensed statements of cash flows is presented in the table below:

For the Three Months
Ended
March 31, 2024
Cash and cash equivalents	$7,194,912
Cash segregated - customers	20,161,017
Cash segregated - PAB	200,762
Total cash and restricted cash shown in the statement of cash flows.	$27,556,691